Related Party Balances and Transactions - Schedule of Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Ban Lor [Member]
Schedule of Related Parties [Line Items]
Due from related parties	$ 6,678		$ 13,700
Stewart Lor [Member]
Schedule of Related Parties [Line Items]
Due from related parties	290,257		348,714
Yuxia Xu [Member]
Schedule of Related Parties [Line Items]
Due from related parties	105,715		60,700
Phillip Tao Qiu [Member]
Schedule of Related Parties [Line Items]
Due from related parties	210,973		470,931
Xiaoyan Liu [Member]
Schedule of Related Parties [Line Items]
Due from related parties	3,434		3,370
Related Party [Member]
Schedule of Related Parties [Line Items]
Due from related parties	617,057		897,415
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Schedule of Related Parties [Line Items]
Due to a related party	$ 222		$ 218
Stewart Lor [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	Co-CEO
Related party transactions	$ 7,959	$ 8,003
Ban Lor [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	Co-founder, Co-CEO’s brother
Yuxia Xu [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	CFO
Related party transactions		$ 6,998
Phillip Tao Qiu [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	Independent Director
Xiaoyan Liu [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Schedule of Related Parties [Line Items]
Relationship of related parties	Shareholder of Ascendent